Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
3. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2023	2024
	US$	US$
Cash and deposits in bank	46,479	29,386
Time deposits	235,570	246,682
Repurchase agreements	32,253	—

Total cash and cash equivalents	314,302	276,068
Restricted cash	54,688	58,265

	368,990	334,333